Income tax expense	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Income tax expense
11.	Income tax expense
Income tax expense is recognized based on the income tax rates in the following main tax jurisdictions where the Group operates for the reported periods.

(a)	Cayman Islands
The Company is incorporated in the Cayman Islands as an exempted company with limited liabilities under the Companies Law of Cayman Islands and accordingly, is exempted from Cayman Islands income tax.

(b)	Hong Kong
No Hong Kong profit tax was provided for as there was no estimated assessable profit that was subject to Hong Kong profits tax during the reported periods.

(c)	PRC
Provision for PRC corporate income tax is calculated based on the statutory income tax rate of 25% on the assessable income of respective PRC Group entities during the reported periods in accordance with relevant PRC enterprise income tax rules and regulations (“EIT Law”) except for certain Group entities in PRC with preferential tax rates as detailed below.
No provision for PRC corporate income tax has been made for the reported periods as the Group has no such assessable profit for the years.

The reconciliation between the Group’s actual tax charge and the amount that is calculated based on the statutory income tax rate of 25% in the PRC is as follows:

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Loss before income tax	(464,993)	(676,034)	(3,069,043)

Tax credits calculated at statutory tax rate of 25%	(116,248)	(169,009)	(767,261)
Effects of preferential tax rates (Note (i))	44,728	37,139	18,900
Expenses not deductible for income tax purpose (Note (ii))	44,926	101,536	722,458
Super deduction of research and development expenses	(4,279)	(6,273)	(8,390)
Tax losses and deductible temporary differences for which no deferred income tax assets were recognized	30,873	36,607	34,293

Income tax expense	—	—	—

Note:

(i)	Certain Group entities in PRC have been eligible as High/New Technology Enterprises (“HNTEs”) with preferential tax rate of 15% as set out in PRC EIT Law.
(ii)	These mainly include fair value loss of financial instruments with preferred rights.
The Group did not recognize deferred income tax assets amounting to approximately RMB106 million and RMB140 million as at December 31, 2019 and 2020 respectively in respect of tax losses and deductible temporary differences that can be carried forward against future taxable income.
Pursuant to the notice on extension for expiries of unused tax losses of HNTEs and Small and Medium- sized Technological Enterprises (Caishui [2018] No. 76)) issued in July 2018, which retrospectively effected from January 1, 2018, the accumulated tax losses which did not expire from 2018 would have expiries extending from 5 years to 10 years from then on. The unrecognized tax losses of approximately RMB660 million and RMB840 million as at December 31, 2019 and 2020 will progressively expire until 2029 and 2030 respectively as a result.
As of December 31, 2019 and 2020 the Group did not have any significant unrecognized uncertain tax positions.